Financial Instruments Not Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Carrying Amount
Derivatives, Fair Value [Line Items]
8.875% Senior Notes due 2020	$ 350,000	$ 250,000
Capital Leases and Other Obligations	5,080	2,677
Total	355,080	252,677
Fair Value
Derivatives, Fair Value [Line Items]
8.875% Senior Notes due 2020	360,500	249,063
Capital Leases and Other Obligations	4,954	2,524
Total	$ 365,454	$ 251,587